Vanguard® Global Minimum Volatility Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Australia (4.2%)
	Wesfarmers Ltd.	965,429	31,633
	Westpac Banking Corp.	771,146	11,678
	Coles Group Ltd.	660,827	8,703
	Australia & New Zealand Banking Group Ltd. (XASX)	469,747	7,592
	ASX Ltd.	116,910	7,266
	National Australia Bank Ltd.	247,283	5,340
	Transurban Group (XASX)	511,160	5,225
	Sonic Healthcare Ltd.	179,170	4,315
	Medibank Pvt Ltd.	1,780,485	4,281
	Commonwealth Bank of Australia	52,780	3,748
	BWP Trust	199,306	601
*,1	Australia & New Zealand Banking Group Ltd. Rights	31,316	—
			90,382
Belgium (0.2%)
	Etablissements Franz Colruyt NV	123,768	3,422
Brazil (0.0%)
	Banco Bradesco SA ADR	329,558	1,094
Canada (6.2%)
	Royal Bank of Canada	335,491	32,712
[2]	Emera Inc.	428,095	20,296
	Enbridge Inc.	423,644	19,026
	BCE Inc.	202,987	10,256
	Intact Financial Corp.	64,876	9,656
	Fortis Inc. (XTSE)	190,334	8,991
[3]	Hydro One Ltd.	272,233	7,600
	Metro Inc.	95,867	5,309
	Dollarama Inc.	78,274	4,744
	Quebecor Inc. Class B	179,228	3,982
	TELUS Corp.	119,931	2,761
	Great-West Lifeco Inc.	85,022	2,066
	CCL Industries Inc. Class B	24,867	1,249
	Bank of Nova Scotia	20,413	1,243
	Capital Power Corp.	30,179	1,163
	Cogeco Communications Inc.	15,576	1,008
	Canadian Utilities Ltd. Class A	14,640	474
			132,536
China (3.3%)
	China Merchants Bank Co. Ltd. Class H	1,338,500	7,232
	China Shenhua Energy Co. Ltd. Class H	2,480,500	7,011
	China Overseas Land & Investment Ltd.	2,459,500	6,797
	Tencent Holdings Ltd.	170,800	6,601

		Shares	Market Value ($000)
	Ping An Insurance Group Co. of China Ltd. Class H	1,089,000	6,400
	China Mengniu Dairy Co. Ltd.	1,185,000	5,506
	China Resources Land Ltd.	1,066,000	4,452
[3]	Longfor Group Holdings Ltd.	1,177,000	3,933
	Anhui Conch Cement Co. Ltd. Class H	920,414	3,642
*,3	Koolearn Technology Holding Ltd.	1,057,500	2,828
	Haier Smart Home Co. Ltd. Class H	825,000	2,640
	Tsingtao Brewery Co. Ltd. Class H	258,000	2,520
	Shenzhou International Group Holdings Ltd.	195,700	2,058
	ENN Energy Holdings Ltd.	112,000	1,827
	Zhongsheng Group Holdings Ltd.	271,000	1,551
	Sunny Optical Technology Group Co. Ltd.	83,600	1,131
	China Pacific Insurance Group Co. Ltd. Class H	513,600	1,097
*,3	China Literature Ltd.	275,600	1,086
	China Conch Venture Holdings Ltd.	466,000	903
	New China Life Insurance Co. Ltd. Class H	267,600	638
			69,853
Denmark (0.0%)
	Coloplast A/S Class B	8,937	1,046
France (0.6%)
	Vivendi SE	704,456	6,688
	Orange SA	343,274	3,508
	Bouygues SA	94,059	2,843
			13,039
Germany (0.2%)
	Symrise AG Class A	15,973	1,864
	Knorr-Bremse AG	24,431	1,455
	Fielmann AG	27,758	1,122
			4,441
Hong Kong (1.7%)
	CLP Holdings Ltd.	1,842,605	15,624
	Power Assets Holdings Ltd.	1,637,770	10,724
	Link REIT	275,500	2,307
	Want Want China Holdings Ltd.	2,633,000	2,143
	Sun Hung Kai Properties Ltd.	152,000	1,814
	Chow Tai Fook Jewellery Group Ltd.	828,200	1,638
	Hang Seng Bank Ltd.	63,700	1,028
	Tingyi Cayman Islands Holding Corp.	572,000	942
			36,220
India (3.3%)
	ICICI Bank Ltd. ADR	1,594,216	33,128
[4]	Infosys Ltd. ADR	1,195,695	23,304
	Dr Reddy's Laboratories Ltd. ADR	190,642	9,818
[3]	Reliance Industries Ltd. GDR	36,594	2,319
	Wipro Ltd. ADR	297,039	1,574
			70,143
Indonesia (0.2%)
	Telkom Indonesia Persero Tbk PT ADR	160,059	4,562
Israel (0.1%)
	Bank Hapoalim BM	240,486	2,241
	Bank Leumi Le-Israel BM	63,200	615
			2,856
Italy (0.2%)
	Snam SpA (MTAA)	315,173	1,581
	UnipolSai Assicurazioni SpA	589,372	1,335

		Shares	Market Value ($000)
	Hera SpA	168,561	484
			3,400
Japan (10.9%)
	Softbank Corp.	2,867,400	33,154
	FUJIFILM Holdings Corp.	406,600	23,226
	Canon Inc.	606,700	14,353
	Yamada Denki Co. Ltd.	3,747,200	13,529
	Mizuho Financial Group Inc.	1,080,400	12,885
	Japan Post Bank Co. Ltd.	1,218,200	9,745
	Secom Co. Ltd.	137,100	9,157
	SG Holdings Co. Ltd.	440,600	8,409
	Sumitomo Mitsui Financial Group Inc.	260,500	8,172
	ENEOS Holdings Inc.	1,932,500	7,476
*	Hitachi Metals Ltd.	420,200	6,461
	Tokyo Gas Co. Ltd.	267,300	5,250
	Japan Post Holdings Co. Ltd.	700,200	5,041
	Trend Micro Inc.	84,100	4,887
	Sawai Group Holdings Co. Ltd.	145,800	4,730
	Kagome Co. Ltd.	198,300	4,690
	Toyo Suisan Kaisha Ltd.	109,100	4,635
	Chubu Electric Power Co. Inc.	361,000	3,851
	Takeda Pharmaceutical Co. Ltd.	123,100	3,612
	Kintetsu Group Holdings Co. Ltd.	109,000	3,602
	Osaka Gas Co. Ltd.	194,700	3,500
	Toho Co. Ltd. (XTKS)	87,600	3,479
	Skylark Holdings Co. Ltd.	279,400	3,334
	Chugoku Electric Power Co. Inc.	476,100	3,111
	Chugai Pharmaceutical Co. Ltd.	98,800	2,776
	ABC-Mart Inc.	64,200	2,719
	Odakyu Electric Railway Co. Ltd.	173,200	2,484
	Keio Corp.	60,200	2,305
	Kyocera Corp.	41,200	2,290
	Lion Corp.	171,200	1,971
	Idemitsu Kosan Co. Ltd.	69,300	1,802
	Nagoya Railroad Co. Ltd.	102,400	1,651
	Oracle Corp. Japan	24,000	1,497
	Ezaki Glico Co. Ltd.	49,700	1,452
	MOS Food Services Inc.	54,200	1,394
	Toho Gas Co. Ltd.	55,600	1,339
	Calbee Inc.	61,200	1,313
	Nippon Building Fund Inc.	214	1,135
	Tobu Railway Co. Ltd.	42,100	1,000
	Hoshizaki Corp.	32,800	979
	KYORIN Holdings Inc.	61,400	834
	Medipal Holdings Corp.	48,300	729
	Seven Bank Ltd.	324,600	644
	Mitsubishi Materials Corp.	41,900	634
	Nissin Foods Holdings Co. Ltd.	8,400	608
	Shizuoka Bank Ltd.	87,300	528
	Kewpie Corp.	29,000	504
	Japan Tobacco Inc.	25,900	465
	Ono Pharmaceutical Co. Ltd.	14,900	419
			233,761
Mexico (0.4%)
	America Movil SAB de CV Class L ADR	436,009	8,254
Netherlands (0.1%)
	Koninklijke Vopak NV	63,558	1,475

		Shares	Market Value ($000)
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	222,207	2,971
Norway (0.5%)
	Orkla ASA	1,127,361	9,732
	Telenor ASA	75,182	913
			10,645
Singapore (0.7%)
	Oversea-Chinese Banking Corp. Ltd.	806,461	6,835
	Singapore Exchange Ltd.	692,926	4,967
	United Overseas Bank Ltd.	90,633	1,808
	Ascendas REIT	677,159	1,458
			15,068
South Korea (2.9%)
	Samsung Electronics Co. Ltd. Preference Shares	389,110	17,101
	KT&G Corp.	233,029	14,688
	Korea Zinc Co. Ltd.	28,590	10,511
	Samsung Electronics Co. Ltd.	167,867	7,946
	POSCO Holdings Inc.	11,824	2,208
*	Studio Dragon Corp.	27,804	1,638
	Shinhan Financial Group Co. Ltd.	53,576	1,476
	Maeil Dairies Co. Ltd.	29,572	1,354
	Samsung Electro-Mechanics Co. Ltd.	10,246	1,128
	LG Display Co. Ltd.	91,460	1,081
*	CJ Logistics Corp.	9,486	852
[3]	Netmarble Corp.	14,912	829
	SSANGYONG C&E Co. Ltd.	136,037	699
	LEENO Industrial Inc.	6,625	673
			62,184
Spain (0.2%)
	Enagas SA	100,255	1,979
[2]	Red Electrica Corp. SA	51,783	1,018
[2]	Naturgy Energy Group SA	25,268	741
	Ferrovial SA	15,769	422
			4,160
Switzerland (3.1%)
	Swisscom AG (Registered)	58,553	31,656
	Novartis AG (Registered)	88,235	7,582
	Roche Holding AG (Bearer)	15,381	6,270
	Schindler Holding AG Ptg. Ctf.	31,701	6,196
	Givaudan SA (Registered)	1,107	3,870
	EMS-Chemie Holding AG (Registered)	4,004	3,180
[3]	Galenica AG	31,063	2,459
	Allreal Holding AG (Registered)	8,295	1,372
	Swiss Prime Site AG (Registered)	13,107	1,194
	Banque Cantonale Vaudoise (Registered)	12,521	1,166
[2]	Stadler Rail AG	29,115	943
			65,888
Taiwan (1.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	286,943	25,389
	Chunghwa Telecom Co. Ltd. ADR	127,690	5,129
	ASE Technology Holding Co. Ltd. ADR	753,300	4,437
			34,955
United Kingdom (3.7%)
	GSK plc	896,674	18,839
	National Grid plc	1,020,629	14,054

		Shares	Market Value ($000)
	Halma plc	379,488	10,687
	Admiral Group plc	269,416	6,297
	HSBC Holdings plc	821,153	5,144
	Rightmove plc	635,799	4,971
	Sage Group plc	516,504	4,451
	Tate & Lyle plc	417,206	4,087
	B&M European Value Retail SA	513,083	2,657
	BAE Systems plc	282,634	2,656
	Severn Trent plc	61,980	2,228
	Spirax-Sarco Engineering plc	8,330	1,215
	Reckitt Benckiser Group plc	13,778	1,118
	Croda International plc	6,279	574
			78,978
United States (55.3%)
	Republic Services Inc. Class A	259,452	35,976
	Amdocs Ltd.	406,455	35,386
	Amgen Inc.	140,240	34,705
[4]	Johnson & Johnson	196,620	34,314
[4]	Merck & Co. Inc.	383,076	34,224
[4]	Gilead Sciences Inc.	567,206	33,891
	AptarGroup Inc.	303,580	32,714
	International Business Machines Corp.	245,361	32,091
	Church & Dwight Co. Inc.	364,183	32,037
[4]	Colgate-Palmolive Co.	406,861	32,036
*,5	Equity Commonwealth	1,137,022	31,893
	Waste Management Inc.	189,410	31,169
	McDonald's Corp.	117,221	30,872
	Verizon Communications Inc.	659,930	30,482
	Bristol-Myers Squibb Co.	400,880	29,577
[4]	Cisco Systems Inc.	650,108	29,495
	AbbVie Inc.	189,652	27,217
	CH Robinson Worldwide Inc.	243,566	26,963
[4]	Walmart Inc.	188,766	24,927
	Becton Dickinson and Co.	101,261	24,739
[4]	Hormel Foods Corp.	479,665	23,667
	Chemed Corp.	48,609	23,385
	Service Corp. International	291,276	21,688
	Dollar General Corp.	87,051	21,626
	Broadridge Financial Solutions Inc.	122,284	19,633
*	Tyler Technologies Inc.	43,637	17,411
	3M Co.	120,491	17,259
	Williams Cos. Inc.	504,992	17,215
	Hawaiian Electric Industries Inc.	402,269	17,016
	General Mills Inc.	212,225	15,872
[4]	Flowers Foods Inc.	558,563	15,869
	Sonoco Products Co.	245,767	15,604
	AmerisourceBergen Corp. Class A	102,922	15,019
	Progressive Corp.	124,650	14,342
	White Mountains Insurance Group Ltd.	11,061	13,709
	Silgan Holdings Inc.	271,350	12,075
[2,4]	Sirius XM Holdings Inc.	1,761,061	11,764
	IDACORP Inc.	99,826	11,153
	Washington Federal Inc.	309,874	10,576
	WP Carey Inc.	117,908	10,529
	Comcast Corp. Class A	262,219	9,838
	Procter & Gamble Co.	70,728	9,825
	Oracle Corp.	124,461	9,688
	Premier Inc. Class A	247,497	9,519

		Shares	Market Value ($000)
	Jack Henry & Associates Inc.	44,265	9,197
	Roper Technologies Inc.	21,044	9,189
	Consolidated Edison Inc.	89,410	8,876
	Commerce Bancshares Inc.	119,796	8,325
	Dolby Laboratories Inc. Class A	106,070	8,210
*	Check Point Software Technologies Ltd.	59,193	7,375
	Royal Gold Inc.	69,710	7,304
	Graco Inc.	101,673	6,828
*	Vertex Pharmaceuticals Inc.	24,117	6,763
	Texas Instruments Inc.	33,997	6,082
	Kimberly-Clark Corp.	46,136	6,080
	American States Water Co.	66,902	5,832
	Quest Diagnostics Inc.	41,378	5,651
	Landstar System Inc.	35,774	5,601
	Maximus Inc.	80,615	5,389
*	FTI Consulting Inc.	29,675	4,854
	NewMarket Corp.	15,132	4,703
	Hershey Co.	20,209	4,607
	Kellogg Co.	60,140	4,446
	Rollins Inc.	107,787	4,157
	International Paper Co.	96,190	4,114
	California Water Service Group	63,668	3,825
	NortonLifeLock Inc.	154,818	3,798
	MDU Resources Group Inc.	130,211	3,720
	Capitol Federal Financial Inc.	381,652	3,660
	Lincoln Electric Holdings Inc.	25,381	3,590
	Illinois Tool Works Inc.	17,091	3,551
	Motorola Solutions Inc.	13,218	3,154
	Werner Enterprises Inc.	68,096	2,994
	Juniper Networks Inc.	104,876	2,940
	Packaging Corp. of America	19,767	2,779
	Ameren Corp.	29,752	2,771
	Lancaster Colony Corp.	19,892	2,633
	Balchem Corp.	19,186	2,605
	Prosperity Bancshares Inc.	30,577	2,265
	Expeditors International of Washington Inc.	20,952	2,226
	TFS Financial Corp.	143,421	2,101
	Atmos Energy Corp.	14,944	1,814
	Fomento Economico Mexicano SAB de CV ADR	28,986	1,797
	Murphy USA Inc.	5,761	1,638
	Duke Energy Corp.	12,108	1,331
	Dominion Energy Inc.	16,037	1,315
	Assurant Inc.	7,135	1,254
*	Grand Canyon Education Inc.	11,831	1,137
*	Insight Enterprises Inc.	12,109	1,131
	Marsh & McLennan Cos. Inc.	6,616	1,085
	NorthWestern Corp.	15,583	864
	Baxter International Inc.	12,397	727
	Avangrid Inc.	12,591	614
	Hanover Insurance Group Inc.	3,586	489
	Avista Corp.	11,196	473
	Toro Co.	5,035	433
			1,187,287
Total Common Stocks (Cost $1,976,326)			2,138,620

		Shares	Market Value ($000)
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[6,7]	Vanguard Market Liquidity Fund, 1.903% (Cost $33,717)	337,306	33,717
Total Investments (101.3%) (Cost $2,010,043)			2,172,337
Other Assets and Liabilities—Net (-1.3%)			(27,138)
Net Assets (100%)			2,145,199
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,142,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $21,054,000, representing 1.0% of net assets.
4	Securities with a value of $6,561,000 have been segregated as collateral for open forward currency contracts.
5	Securities with a value of $858,000 have been segregated as initial margin for open futures contracts.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $31,124,000 was received for securities on loan, of which $31,122,000 is held in Vanguard Market Liquidity Fund and $2,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	33	6,820	412
Euro Stoxx 50 Index	September 2022	6	227	11
FTSE 100 Index	September 2022	12	1,078	20
S&P ASX 200 Index	September 2022	6	719	32
Topix Index	September 2022	9	1,308	(4)
				471

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	8/15/22	CHF	5,379	USD	5,601	57	—
Toronto-Dominion Bank	8/15/22	GBP	4,405	USD	5,282	84	—
Toronto-Dominion Bank	8/15/22	HKD	26,742	USD	3,412	—	(3)
Barclays Bank plc	8/15/22	IDR	31,809,870	USD	2,123	21	—
Citibank, N.A.	8/15/22	SGD	4,102	USD	2,929	40	—
Goldman Sachs International	8/15/22	TWD	101,031	USD	3,402	—	(26)
Bank of Montreal	8/15/22	USD	75,007	AUD	109,921	—	(1,816)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	8/15/22	USD	13,773	AUD	19,973	—	(187)
Bank of Montreal	8/15/22	USD	121,580	CAD	157,877	—	(1,705)
Royal Bank of Canada	8/15/22	USD	7,144	CAD	9,274	—	(99)
Toronto-Dominion Bank	8/15/22	USD	76,678	CHF	74,468	—	(1,652)
Royal Bank of Canada	8/15/22	USD	293	CNH	1,965	2	—
BNP Paribas	8/15/22	USD	2,809	DKK	20,500	—	(9)
Toronto-Dominion Bank	8/15/22	USD	29,626	EUR	29,059	—	(105)
Royal Bank of Canada	8/15/22	USD	78,270	GBP	65,265	—	(1,238)
Barclays Bank plc	8/15/22	USD	7,480	GBP	6,224	—	(102)
Toronto-Dominion Bank	8/15/22	USD	101,165	HKD	793,079	80	—
State Street Bank & Trust Co.	8/15/22	USD	7,841	HKD	61,486	4	—
Barclays Bank plc	8/15/22	USD	6,391	IDR	95,952,241	—	(76)
BNP Paribas	8/15/22	USD	2,913	ILS	10,126	—	(68)
Royal Bank of Canada	8/18/22	USD	63,010	INR	5,004,734	—	(26)
Goldman Sachs International	8/18/22	USD	3,564	INR	283,188	—	(3)
Toronto-Dominion Bank	8/15/22	USD	219,098	JPY	29,691,863	—	(3,809)
Bank of Montreal	8/15/22	USD	10,764	JPY	1,465,908	—	(241)
BNP Paribas	8/16/22	USD	51,584	KRW	67,074,407	—	(60)
Royal Bank of Canada	8/16/22	USD	4,869	KRW	6,450,394	—	(97)
Goldman Sachs International	8/16/22	USD	4,830	KRW	6,343,145	—	(54)
BNP Paribas	8/15/22	USD	10,671	MXN	221,154	—	(147)
Toronto-Dominion Bank	8/15/22	USD	10,221	NOK	103,269	—	(468)
Bank of Montreal	8/15/22	USD	4,598	NZD	7,455	—	(90)
BNP Paribas	8/15/22	USD	2,559	SEK	26,920	—	(92)
State Street Bank & Trust Co.	8/15/22	USD	17,190	SGD	24,076	—	(240)
BNP Paribas	8/15/22	USD	32,144	TWD	954,894	236	—
Goldman Sachs International	8/15/22	USD	4,721	TWD	140,876	14	—
						538	(12,413)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CNH—Chinese yuan (offshore).
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—International	249,225	702,108	—	951,333
Common Stocks—United States	1,187,287	—	—	1,187,287
Temporary Cash Investments	33,717	—	—	33,717
Total	1,470,229	702,108	—	2,172,337
Derivative Financial Instruments
Assets
Futures Contracts[1]	475	—	—	475
Forward Currency Contracts	—	538	—	538
Total	475	538	—	1,013
Liabilities
Futures Contracts[1]	4	—	—	4
Forward Currency Contracts	—	12,413	—	12,413
Total	4	12,413	—	12,417
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.